Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Activity Recorded in Statement of Consolidated Operations

	Gain (Loss) on Derivatives Recognized in Income	For the Year Ended December 31,
		2015	2014	2013
		(In millions)
Loss on cash flow hedges reclassified from accumulated other comprehensive loss	Oil and Gas Production Revenues	$—	$—	$(16)
Loss for ineffectiveness on cash flow hedges	Revenues and Other: Other	—	—	(1)
Derivatives not designated as cash flow hedges:
Realized loss		—	(16)	(178)
Unrealized gain (loss)		—	300	(221)
Gain (loss) on derivatives not designated as cash flow hedges	Revenues and Other: Other	$—	$284	$(399)